Cover	Jun. 04, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K originally filed by Reborn Coffee, Inc. (the “Company”) with the U.S. Securities and Exchange Commission on June 10, 2026 (the “Original Form 8-K”) is being filed to amend the disclosure in Item 5.02 contained in the Original Form 8-K regarding the resignation of Jay Kim as Co-Chief Executive Officer of the Company. The Company is filing this Amendment No. 1 to disclose that in addition to resigning as Co-Chief Executive Officer of the Company, Jay Kim also notified the Company’s Board of Directors (the “Board”) of his resignation as Chief Financial Officer, Director, and from all other positions, offices, directorships, committee memberships, and responsibilities that he holds in the Company and each of its subsidiaries and affiliates. Jay Kim’s resignation as Chief Financial Officer, Director, and from all positions held in the Company were inadvertently omitted in the Original Form 8-K. This Amendment No.1 also discloses the appointment of Jung Jae Lim as interim Chief Financial Officer and Principal Accounting Officer of the Company. This Amendment No. 1 amends and restates the disclosure in Item 5.02 contained in the Original Form 8-K. Except as set forth herein, the reminder of the Original Form 8-K remains unchanged.
Document Period End Date	Jun. 04, 2026
Entity File Number	001-41479
Entity Registrant Name	REBORN COFFEE, INC.
Entity Central Index Key	0001707910
Entity Tax Identification Number	47-4752305
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	580 N. Berry Street
Entity Address, City or Town	Brea
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92821
City Area Code	714
Local Phone Number	784-6369
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	REBN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false